Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	148,438,108	148,438,108	88,400,879
Preferred stock, shares issued	14,651,864	17,494,820	26,560,266
Preferred stock, shares outstanding	14,651,864	17,494,820	26,560,266
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,500,000	12,500,000	5,600,000
Common stock, shares issued	1,498,664	694,822	148,185
Common stock, shares outstanding	1,498,664	694,822	148,185
Convertible Preferred Stock [Member]
Temporary stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary stock, shares authorized	1,246,063	1,561,892	0
Temporary stock, shares issued	821,796	1,237,717	0
Temporary stock, shares outstanding	821,796	1,237,717	0